STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2024	Feb. 06, 2023	Jan. 10, 2023	Dec. 28, 2022	Oct. 13, 2022	Jan. 07, 2022	Dec. 06, 2021	Sep. 02, 2021	Jan. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2024	Jun. 02, 2023
Shares, cancelled																	3,625
Preferred stock, par or stated value per share										$ 0.001					$ 0.001		$ 0.001
Purchase fixed price per shares																	22.00
Sale of stock price per share					$ 10.00
Number of shares issued, value					$ 15,000,000			$ 9,403,600			$ 2,529,448
Conversion price per share																	$ 20.00
Preferred stock, redemption terms					The holders of the Series A Preferred Stock and Series B Preferred Stock have the right to require the Company to redeem their shares of the relevant series at a price per share equal to 105% of the stated value of such shares commencing (i) after the earlier of (1) the receipt of stockholder approval of the Amendments and (2) sixty (60) days after the closing of the 2022 Offering and (ii) before the date that is ninety (90) days after such closing. The Company has the option to redeem the Series A Preferred Stock and Series B Preferred Stock at a price per share equal to 105% of the stated value of such shares commencing after the 90th day following the closing of the 2022 Offering, subject to the holders’ rights to convert the shares prior to such redemption
Stock redeemed or called during period, value																		$ 15,750,000
Carrying amount of redeemed																		13,365,000
Loss on redemption																		2,385,000
Number of shares issued				25,000
Number of repurchased shares																	273,042
Reverse stock split		1-for-20 reverse stock split
Reverse stock split related shares																	24,206
Net loss (income) attributable to noncontrolling interests										$ (2,000,206)		$ 29,630			$ (1,939,143)	$ 228,624	$ 224,598	407,933
Face value										$ 145,328					$ 145,328		147,781	$ 150,000		$ 125,000
Conversion of convertible securities													$ 119,750				$ 119,750
Cancellation of common stock																	3,625
Common stock, par value										$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Cancellation of restricted stock, shares															51,072	3,625
Exercise Of Prefunded Warrants [Member]
Warrants exercised															573,008
The Securities Purchase Agreement [Member]
Proceeds from private placement	$ 2,900,000
Convertible Debt [Member]
Issuance of stock, shares																	25,000
Purchase fixed price per shares																	$ 5.00
Face value																	$ 125,000
Conversion of convertible securities																	$ 119,750
Nobility Healthcare LLC [Member]
Subsidiary, ownership percentage, parent										49.00%					49.00%		49.00%
Net loss (income) attributable to noncontrolling interests										$ 2,000,206		$ 29,360			$ 1,939,143	$ 228,624	$ 224,598	$ 407,933
Nobility Healthcare LLC [Member]
Equity method investment, ownership percentage										51.00%					51.00%		51.00%
Stock Repurchase Program [Member]
Number of repurchased shares														273,042				186,299
Number of repurchase														$ 6,001,602
IPO [Member]
Redemption price percentage					105.00%
Private Placement [Member]
Issuance of stock, shares	1,195,219
Share price	$ 2.51
Pre-funded unit price	0.0001
Common stock, par value	$ 0.001
Series A Convertible Redeemable Preferred Stock [Member]
Issuance of stock, shares					1,400,000
Preferred stock, par or stated value per share					$ 0.001
Series B Convertible Redeemable Preferred Stock [Member]
Issuance of stock, shares					100,000
Preferred stock, par or stated value per share					$ 0.001
Purchase fixed price per shares					$ 9.50
Original issue discount percentage					5.00%
Series B Preferred Stock [Member]
Preferred stock, voting rights																	The Certificate of Designation for the Series B Preferred Stock provides, in particular, that the Series B Preferred Stock will have no voting rights other than the right to vote on the Amendments and each share of Series B Preferred Stock entitles the holder thereof the right to cast 2,500 votes on the Amendments
Stock redeemed or called during period, shares																		100,000
Series A Preferred Stock [Member]
Stock redeemed or called during period, shares																		1,400,000
Minimum [Member] | Stock Repurchase Program [Member]
Number of repurchase																		$ 4,026,523
Maximum [Member] | Stock Repurchase Program [Member]
Proceeds from common stock							$ 10,000,000.0
Officers [Member]
Common stock issuance granted			22,500			26,250			55,000
Vesting drescription			Such shares will generally vest over a period of one to five years on their respective anniversary dates in January through January 2028, provided that each grantee remains an officer or employee on such dates.			Such shares will vest over various periods ranging from one to five years on the anniversary of the grant date, provided that each grantee remains an officer or employee on such dates.			Such shares will generally vest over a period of one to five years on their respective anniversary dates in January through January 2028, provided that each grantee remains an officer or employee on such dates
Employees [Member]
Common stock issuance granted						9,500
Employees [Member] | Minimum [Member]
Vesting period						2 years
Employees [Member] | Maximum [Member]
Vesting period						5 years
Financial Advisor [Member] | Series A Convertible Redeemable Preferred Stock [Member]
Reimbursement description					In connection with the 2022 Offering, the Company paid A.G.P./Alliance Global Partners (the “Financial Advisor”) an aggregate cash fee equal to $750,000 and reimbursed the Financial Advisor for certain of its expenses in an amount not to exceed $135,000
Aggregate cash fee					$ 750,000
New Employees [Member]
Common stock issuance granted			12,500						25,197
New Employees [Member] | Minimum [Member]
Vesting period			1 year						1 year
New Employees [Member] | Maximum [Member]
Vesting period			2 years						2 years